Preferred Stock	3 Months Ended
Mar. 31, 2020
Equity [Abstract]
Preferred Stock

NOTE 14.	PREFERRED STOCK

On December 30, 2016, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with Lone Star Value Investors, LP (“LSVI”), pursuant to which a Convertible Note was returned to the Company and cancelled in exchange for 363,611 shares of the Company’s Series A Preferred Stock, which is non-convertible and perpetual preferred stock of the Company. We have issued 61,327 shares as preferred dividends as of March 31 2020 and the company has 424,938 outstanding shares preferred stock.